Related Party Transactions (Details) - Schedule of Stock by Class - Series X Preferred Stock [Member] - shares		12 Months Ended
	Jun. 23, 2021	Dec. 31, 2021
Class of Stock [Line Items]
# shares	2,000	24,227
Director [Member]
Class of Stock [Line Items]
# shares		1,200
Chief Executive Officer [Member]
Class of Stock [Line Items]
# shares		2,000
Director #2 [Member]
Class of Stock [Line Items]
# shares		2,884
Director #3 [Member]
Class of Stock [Line Items]
# shares		2,400
Irish Italian Retirement Fund [Member]
Class of Stock [Line Items]
# shares		12,503
Frank Lightmas [Member]
Class of Stock [Line Items]
# shares		3,240